Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The following table sets forth information regarding the compensation actually paid to our Chief Executive Officer and our other named executive officers compared to certain performance measures for the years ended December 31, 2024, 2023 and 2022.
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or our Compensation Committee views the link between company performance and our named executive officers’ pay. As a clinical-stage biotech company, our executive compensation program does not utilize the Company’s financial results as the primary indicator to determine executive compensation. We believe that the creation of sustainable long-term stockholder value depends on our ability to successfully advance our pipeline, and ultimately, bring those product candidates to market. Consequently, our Compensation Committee has designed our executive compensation program to incentivize our executive officers to create that value through the discovery and development of a robust and attractive pipeline of drug candidates. In determining the amount of the annual incentive award for each of our executive officers, including each of our named executive officers, the Compensation Committee evaluated the corporate performance objectives that had been established at the beginning of the calendar year as well as other corporate and individual achievements and performance throughout the year. These performance objectives included clinical milestones for our lead product candidates, research and development milestones for our early-stage drug candidates and other business objectives. Additionally, grants of equity awards, primarily stock options, to our executive officers are intended to incentivize future value creation and to align the long-term interests of our executive officers with shareholders. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
The “Compensation Actually Paid”, which is presented in the table below, is defined by the SEC and does not reflect amounts actually paid, earned or received by our named executive officers. A significant portion of the “Compensation Actually Paid” amounts shown relate to changes in values of unvested awards over the course of the applicable reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our share price. The ultimate values actually realized by our named executive officers from unvested equity awards, if any, cannot be determined until the awards fully vest and are exercised or settled, as the case may be.

Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for non-PEO NEOs(1)(2)	Average Compensation Actually Paid to non-PEO NEOs(3)	Total Shareholder Return(4)	Net Loss
2025	$828,307	$630,194	$675,474	$540,032	$5.83	($34,495,505)
2024	$2,263,569	($217,793)	$1,132,692	$692,692	$12.35	($37,610,384)
2023	$5,011,234	($2,385,190)	$1,810,005	($584,425)	$37.65	($42,942,198)

(1)
For each year shown, the principal executive officer (“PEO”) was Dr. Bedu-Addo, our Chief Executive Officer. For 2025 and 2024, the other Named Executive Officers (“NEOs”) were Dr. Shepard and Mr. Toutain. For 2023, the other Named Executive Officers (“NEOs”) were Dr. Wood, Mr. Hill and Dr. Conn.

(2)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) above. See the footnotes to the SCT for further detail regarding the amounts in this column.

(3)
“Compensation Actually Paid” is defined by the SEC and is computed in accordance with SEC rules by subtracting the amounts in the “Option Awards” column of the SCT for each year from the “Total” column of the SCT and then: (i) adding the fair value as of the end of the reported year of all awards granted during the reporting year that are outstanding and unvested as of the end of the reporting year; (ii) adding the amount equal to the change as of the end of the reporting year (from the end of the prior year) in fair value (whether positive or negative) of any awards granted in any prior year that are outstanding and unvested as of the end of the reporting year; (iii) adding, for awards that are granted and vest in the reporting year, the fair value as of the vesting date; (iv) adding the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the reporting year; (v) subtracting, for any awards granted in any prior year that are forfeited during the reporting year, the amount equal to the fair value at the end of the prior year; and (vi) adding the value of any dividends (or dividend equivalents) paid in the reporting year on unvested equity awards and the value of accrued dividends (or dividend equivalents) paid on performance awards that vested in the reporting year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(4)	The cumulative total shareholder return (“TSR”) is based on a fixed $100 investment made on December 31, 2022.
The following tables reflect the adjustments made to SCT total compensation to compute “Compensation Actually Paid” for our PEO and average for our other NEOs.

PEO	SCT Total Comp	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Equals Compensation Actually Paid
2025	$828,307	($193,500)	$329,730	($218,636)	$0	($115,707)	$630,194
2024	$2,263,569	($1,647,000)	$408,000	($848,092)	$0	($394,271)	($217,793)
2023	$5,011,234	($4,157,387)	$1,672,202	($2,684,272)	$0	($2,226,967)	($2,385,190)

Other NEOs (Average)	SCT Total Comp	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Equals Compensation Actually Paid
2025	$675,474	($193,500)	$175,730	($93,552)	$0	($24,120)	$0	$540,032
2024	$1,132,692	($720,000)	$280,000	$0	$0	$0	$0	$692,692
2023	$1,810,005	($1,471,756)	$358,773	($500,342)	$0	($472,914)	($308,191)	($584,425)

Named Executive Officers, Footnote
(1)
For each year shown, the principal executive officer (“PEO”) was Dr. Bedu-Addo, our Chief Executive Officer. For 2025 and 2024, the other Named Executive Officers (“NEOs”) were Dr. Shepard and Mr. Toutain. For 2023, the other Named Executive Officers (“NEOs”) were Dr. Wood, Mr. Hill and Dr. Conn.

PEO Total Compensation Amount	$ 828,307	$ 2,263,569	$ 5,011,234
PEO Actually Paid Compensation Amount	$ 630,194	(217,793)	(2,385,190)
Adjustment To PEO Compensation, Footnote
The following tables reflect the adjustments made to SCT total compensation to compute “Compensation Actually Paid” for our PEO and average for our other NEOs.

PEO	SCT Total Comp	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Equals Compensation Actually Paid
2025	$828,307	($193,500)	$329,730	($218,636)	$0	($115,707)	$630,194
2024	$2,263,569	($1,647,000)	$408,000	($848,092)	$0	($394,271)	($217,793)
2023	$5,011,234	($4,157,387)	$1,672,202	($2,684,272)	$0	($2,226,967)	($2,385,190)

Non-PEO NEO Average Total Compensation Amount	$ 675,474	1,132,692	1,810,005
Non-PEO NEO Average Compensation Actually Paid Amount	$ 540,032	692,692	(584,425)
Adjustment to Non-PEO NEO Compensation Footnote
The following tables reflect the adjustments made to SCT total compensation to compute “Compensation Actually Paid” for our PEO and average for our other NEOs.

Other NEOs (Average)	SCT Total Comp	Grant Date Fair Value of Equity Awards Granted in Fiscal Year	Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	Equals Compensation Actually Paid
2025	$675,474	($193,500)	$175,730	($93,552)	$0	($24,120)	$0	$540,032
2024	$1,132,692	($720,000)	$280,000	$0	$0	$0	$0	$692,692
2023	$1,810,005	($1,471,756)	$358,773	($500,342)	$0	($472,914)	($308,191)	($584,425)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative Total Shareholder Return
The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our cumulative total shareholder return for the fiscal years ended December 31, 2025, 2024 and 2023. Total Shareholder Return amounts reported in the graph assume an initial fixed investment of $100 on December 31, 2022.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
The graph below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with our net loss for the fiscal years ended December 31, 2025, 2024 and 2023.

Total Shareholder Return Amount	$ 5.83	12.35	37.65
Net Income (Loss)	$ (34,495,505)	$ (37,610,384)	$ (42,942,198)
PEO Name	Dr. Bedu-Addo	Dr. Bedu-Addo	Dr. Bedu-Addo
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (193,500)	$ (1,647,000)	$ (4,157,387)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	329,730	408,000	1,672,202
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(218,636)	(848,092)	(2,684,272)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,707)	(394,271)	(2,226,967)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(193,500)	(720,000)	(1,471,756)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,730	280,000	358,773
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(93,552)	0	(500,342)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,120)	0	(472,914)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (308,191)